Shareholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	May 31, 2017 $ / shares shares	Dec. 31, 2018 vote $ / shares
Class of Stock [Line Items]
Proceeds from follow-on public offering, net of issuance costs	$ 394,704	$ 646,984	$ 560,057
Public offering price per share (in dollars per share) | $ / shares	$ 154.00	$ 137.00		$ 91.00	$ 154.00
Stock issuance costs	$ 5,696	$ 10,616
Underwriting discounts and commissions			14,390
Other offering expenses			$ 1,128
Class A Subordinate Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote					1
Class B Multiple Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote					10
Voting shares convertible (per share)					1
IPO
Class of Stock [Line Items]
Issuance of stock (in shares) | shares				5,500,000
IPO | Class A Subordinate Voting
Class of Stock [Line Items]
Issuance of stock (in shares) | shares	2,600,000	4,800,000
Over-Allotment Option
Class of Stock [Line Items]
Issuance of stock (in shares) | shares			825,000